INITIAL PUBLIC OFFERING (Details Narrative) - USD ($)		6 Months Ended
	Apr. 20, 2023	Apr. 30, 2023	Apr. 30, 2022	Jan. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Proceeds from public offering	$ 4,940,000	$ 6,000,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of sale of stock	2,000,000
Sale of stock price per share	$ 3.00
Proceeds from sale of stock	$ 6,000,000
Class of warrant or right exercise price of warrants or rights		$ 2.05
Public offering price, percentage				110.00%
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase shares	100,000			100,000
Class of warrant or right exercise price of warrants or rights	$ 3.30			$ 3.30
Public offering price, percentage	110.00%